OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2025
OTHER RECEIVABLES
Schedule of other receivables

		As of December 31,
Current Other receivables	Note	2025	2024
Prepaid expenses		68,252	26,832
Other tax credits		45,577	8,043
Related parties	28.b)	15	834
DFI	23	168	—
Advances to suppliers		8,407	1,511
Guarantee deposits		11,273	4,062
Loans granted - fintech businesses		6,986	—
Compensation received for company acquisitions		1,378	1,419
Unaccounted collections		5,435	4,173
Garnishments receivable		2,401	1,175
Advertising expenses to be collected		1,172	2,489
Other		11,303	10,112
Allowance for other receivables		(2,398)	(1,775)
		159,969	58,875

Non-current other receivables
Prepaid expenses		11,646	9,241
Income tax credits		5,829	41,066
Other tax credits		—	925
Guarantee deposits		689	3,887
Compensation received for company acquisitions		1,890	3,180
Garnishments receivable		3,530	5,003
Other		5,286	1,115
		28,870	64,417
Total Other receivables, net		188,839	123,292

Schedule of movements in the allowances

	Years ended December 31,
	2025	2024
At the beginning of the year	(1,775)	(5,024)
Increases	(1,171)	(506)
Uses	156	1,023
RECPAM and currency translation adjustments	392	2,732
At the end of the year	(2,398)	(1,775)